Taxes - Analysis of tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	$ 39	$ 82	$ 37
Effect of disallowed expenditures	(23)	(26)	(12)
Effect of share based compensation	(1)	(2)	(4)
Effect of income taxed at reduced rates	2	2	0
Effect of tax credits and allowances	7	13	5
Effect of adjustments to contingent consideration liabilities	11	11	(8)
Effect of option payments	(12)	(17)	(12)
Effect of liquidation of a subsidiary	0	0	(10)
Effect of tax benefits expiring in 2017	0	0	(12)
Effect of tax rate changes	(342)	(14)	0
Effect of changes in uncertain tax positions	10	(33)	(10)
Effect of other items	(2)	(4)	(4)
Effect of prior year items	(13)	61	0
Effect of tax rate change on current and deferred tax assets and liabilities from US tax reform	0	0	413
Total income tax (expense)/income	$ (324)	$ 73	$ 383
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	11.70%	27.30%	29.10%
Effect of disallowed expenditures	(6.90%)	(8.70%)	(9.40%)
Effect of share based compensation	(0.30%)	(0.70%)	(3.10%)
Effect of income taxed at reduced rates	0.60%	0.70%	0.00%
Effect of tax credits and allowances	2.10%	4.30%	3.90%
Effect of adjustments to contingent consideration liabilities	3.30%	3.70%	(6.30%)
Effect of option payments	(3.60%)	(5.70%)	(9.40%)
Effect of liquidation of a subsidiary	0.00%	0.00%	(7.90%)
Effect of tax benefits expiring in 2017	0.00%	0.00%	(9.40%)
Effect of tax rate changes	(103.00%)	(4.70%)	0.00%
Effect of changes in uncertain tax positions	3.00%	(11.00%)	(7.90%)
Effect of other items	(0.60%)	(1.20%)	(3.20%)
Effect of prior year items	(3.90%)	20.30%	0.00%
Effect of tax rate change on current and deferred tax assets and liabilities from US tax reform	0.00%	0.00%	325.20%
Effective tax rate	(97.60%)	24.30%	301.60%
Adjustments for current tax of prior periods	$ 13	$ (61)
Switzerland [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Effect of tax rate change on current and deferred tax assets and liabilities from US tax reform	(304)
United States [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Effect of tax rate change on current and deferred tax assets and liabilities from US tax reform	$ (31)